Transactions with Related Parties - Paragon & Granitis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Office rent	$ 20,709	$ 24,924	$ 21,268
Paragon Shipping Inc
Related Party Transaction [Line Items]
Ownership percentage by Paragon Shipping		11.00%
Interest expense - related party			439,326
Amendment fee			65,000
Granitis Glyfada Real Estate Ltd. - Leasing
Related Party Transaction [Line Items]
Lease term				1 year
Renewal term	1 year
Office rent	$ 20,709	$ 24,924	$ 21,268
Future rent commitment	$ 8,460